Deferred tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure of deferred taxes [text block] [Abstract]
Unrecognized deferred tax assets	R 6.2	R 15.3
Unrecognized deferred tax liabilities	R 1,484.7	R 1,208.2